Intangible Assets, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets, Net
Intangible Assets, Net

Note 9. Intangible Assets, Net

The following table summarizes intangible assets, net as of September 30, 2022 and December 31, 2021:

	September 30, 2022
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(17,036)	$120,464
Favorable lease asset	220	(112)	108
Software	890	(513)	377
Intangible assets, net	$138,610	$(17,661)	$120,949

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

Amortization expense of intangible assets was $1.7 million and $5.0 million for the three and nine months ended September 30, 2022, respectively, and amortization expense of intangible assets was $1.7 million and $5.0 million for the three and nine months ended September 30, 2021, respectively. As of September 30, 2022, the weighted average useful life for definite-lived intangibles is approximately 20 years.

Note 11. Intangible Assets, Net

The following table summarizes intangible assets, net as of December 31, 2021 and 2020:

	December 31, 2021
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(12,091)	$125,409
Favorable lease asset	220	(79)	141
Software	758	(394)	364
Intangible assets, net	$138,478	$(12,564)	$125,914

	December 31, 2020
		Accumulated
(Thousands)	Cost	Amortization	Net
Customer relationships	$137,500	$(5,496)	$132,004
Favorable lease asset	220	(36)	184
Software	436	(285)	151
Intangible assets, net	$138,156	$(5,817)	$132,339

Amortization expense of intangible assets was $6.7 million and $5.6 million for the years ended December 31, 2021 and 2020, respectively. As of December 31, 2021, the weighted average useful life for definite-lived intangibles is approximately 20 years.

The estimated amortization expense for intangible assets subject to amortization over the next five years is:

(Thousands)
2022	$6,808
2023	6,712
2024	6,681
2025	6,616
2026	6,606
Thereafter	92,491
Total	$125,914